Revenue from Contracts with Customers - Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract Liabilities [Roll Forward]
Beginning Balance - Contract Liabilities	$ 118	$ 0
Contract with Customer, Liability, Cumulative Catch-up Adjustment to Revenue, Modification of Contract		122
Contract with Customer, Liability, Revenue Recognized	(9)	(4)
Ending Balance - Contract Liabilities	109	118
Pepco Holdings LLC [Member]
Contract Liabilities [Roll Forward]
Beginning Balance - Contract Liabilities	118	0
Contract with Customer, Liability, Cumulative Catch-up Adjustment to Revenue, Modification of Contract		122
Contract with Customer, Liability, Revenue Recognized	(9)	(4)
Ending Balance - Contract Liabilities	109	118
Potomac Electric Power Company [Member]
Contract Liabilities [Roll Forward]
Beginning Balance - Contract Liabilities	94	0
Contract with Customer, Liability, Cumulative Catch-up Adjustment to Revenue, Modification of Contract		98
Contract with Customer, Liability, Revenue Recognized	(7)	(4)
Ending Balance - Contract Liabilities	87	94
Delmarva Power & Light Company [Member]
Contract Liabilities [Roll Forward]
Beginning Balance - Contract Liabilities	12	0
Contract with Customer, Liability, Cumulative Catch-up Adjustment to Revenue, Modification of Contract		12
Contract with Customer, Liability, Revenue Recognized	(1)	0
Ending Balance - Contract Liabilities	11	12
Atlantic City Electric Company [Member]
Contract Liabilities [Roll Forward]
Beginning Balance - Contract Liabilities	12	0
Contract with Customer, Liability, Cumulative Catch-up Adjustment to Revenue, Modification of Contract		12
Contract with Customer, Liability, Revenue Recognized	(1)	0
Ending Balance - Contract Liabilities	$ 11	$ 12